Margin Loans Payable	12 Months Ended
Dec. 31, 2019
Trade and other payables [abstract]
Margin Loans Payable
20 .	MARGIN LOANS PAYABLE
As at December
31,
2018 and 2019, the balances are interest-bearing at a rate of 6.75% p er
 annum (“p.a.”) and 6.625% p.a., respectively, and secured by the Group’s financial assets at fair value through profit or loss of HK$1,598,360,400
,
and HK$1,249,999,800, respectively (
N
ote 13).